Government Grants	6 Months Ended
Jun. 30, 2024
Government Grants [Abstract]
GOVERNMENT GRANTS

16. GOVERNMENT GRANTS

The Company receives government grants related to its research and development activities. The amount of government grants received during the six months ended June 30, 2024 and 2023 and recognized in Other Income were as follows:

	Six months ended
	June 30,
Research and Development Projects	2024	2023
Multi-marker test for the early detection of pancreatic cancer	$46,087	$28,117

As of June 30, 2024 and December 31, 2023, the grants for rapid detection of antibody-based pathogens and a multi-marker test for the early detection of pancreatic cancer had remaining grant balances of approximately $46,010 and $6,604, respectively.